Accounts payables and accrued liabilities	12 Months Ended
Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Accounts payables and accrued liabilities	Accounts payables and accrued liabilities
Accounts payable and accrued liabilities consist of the following:

	March 31, 2024	April 2, 2023
	$	$
Trade payables	57.6	60.1
Accrued liabilities	73.5	82.4
Employee benefits	38.6	21.9
Derivative financial instruments	1.9	3.3
ASPP liability (note 18)	—	20.0
Other payables	6.1	7.9
Accounts payable and accrued liabilities	177.7	195.6